Basic and Diluted Loss Per Share (Details) € / shares in Units, € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€) € / shares shares
Basic and Diluted Loss Per Share
Net loss for the period	€ (49,635)	$ (49,635)	€ (33,619)	€ (30,218)
Weighted average number of outstanding shares used for computing basic loss per share | shares	39,168,152	39,168,152	33,874,751	23,519,897
Weighted average number of outstanding shares used for computing diluted loss per share | shares	39,168,152	39,168,152	33,874,751	23,519,897
Basic loss per share | € / shares	€ (1.27)		€ (0.99)	€ (1.28)
Diluted loss per share | € / shares	€ (1.27)		€ (0.99)	€ (1.28)